Earning Per Share (Tables)	3 Months Ended
Mar. 31, 2016
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended March 31,

	2016	2015
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$228.016	$209.548

Denominators:
Weighted average number of Ordinary shares outstanding	305.325.185	303.683.075
Potentially dilutive Ordinary shares	296.326	1.015.241
Total weighted average Ordinary shares outstanding assuming dilution	305.621.511	304.698.316

Basic earnings per share	$0,75	$0,69
Fully diluted earnings per share	$0,75	$0,69